Other Income - Summary of Other Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Gain on sale of other assets	$ 2,217
Volatile organic compound emission plant lease income	1,220	2,900	4,714
(Loss) gain on sale of marketable securities	(2,560)	3,372	1,805
Miscellaneous (loss) income	(511)	6,088	1,008
Loss on notes repurchase			(12,645)
Other income (loss)	$ 366	$ 12,360	$ (5,118)